UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/19

Item 1.	Reports to Stockholders.

ANNUAL REPORT

Franklin Floating Rate Master Series

This annual report for Franklin Floating Rate Master Series covers the fiscal year ended July 31, 2019.

Manager’s Discussion

During the 12 months ended July 31, 2019, the Fund posted a +0.98% cumulative total return. In comparison, its benchmark, the Credit Suisse Leveraged Loan Index (CS LLI), posted a +4.10% total return.1 The Fund maintained an overweighting in the upper tier of the index throughout the period, but loan selection detracted from relative performance. Upper tier loans in the index returned +4.43%, middle tier loans returned +4.26%, and lower tier loans returned +0.20%.1 A specialty retailer of nutritional supplements was a top contributor to performance after an equity investment from a China-based pharmaceutical company cleared regulatory hurdles and was used to reduce leverage. In contrast, the equity shares of a firearms and ammunitions manufacturer, which had declared bankruptcy during the previous period, declined following management changes and continued to post weak results. The term loan of a specialty fashion retailer with multiple core brands also detracted from performance after the company reported worse-than-expected results and provided weak guidance for the remainder of its fiscal year, leading to major management changes.

Portfolio Composition 7/31/19	% of Total Net Assets

Senior Floating Rate Interests	83.09%
Other Long-Term Investments*	7.37%
Short-Term Investments & Other Net Assets	9.54%

*Common stocks, management investment companies, corporate bonds and escrows and litigation trusts.

In addition to maintaining a significant overweighting in higher-rated loans, the Fund also invested in AAA to A rated collateralized loan obligation tranches, which it had sold by period-end. Other positions included fund investments, Franklin Floating Rate Income Fund, and an exchange traded fund, Franklin Liberty Senior Loan ETF. The investments allowed the Fund to have further exposure to credit, while providing additional liquidity. The Fund also held a position in a high-yield credit default swap index to protect against volatility in the credit markets.

1. Source: Credit Suisse Group.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FLOATING RATE MASTER SERIES

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8/1/09–7/31/19

Performance as of 7/31/191

	Average Annual Total Return	[3]

1-Year	+0.98%

5-Year	+2.94%

10-Year	+4.35%

1. The Fund has a voluntary expense reduction, which can be discontinued at any time upon notification to the Fund’s board. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Source: Credit Suisse Group. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below investment grade and rated no higher than Baa1/BB+ or Ba1/BBB+ by Moody’s or Standard & Poor’s®.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

See www.franklintempletondatasources.com for additional data provider information.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Paid During Period 2/1/19–7/31/191, [2]	Ending Account Value 7/31/19	Paid During Period 2/1/19–7/31/191, [2]	Net Annualized Expense Ratio[2]

$1,000	$1,010.40	$2.64	$1,022.17	$2.66	0.53%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FLOATING RATE MASTER TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1999	137	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2018	113	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the
Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present)
and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York
and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on
Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	137	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 1999 and Lead Independent Trustee since March 2019	137	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	137	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, Counselor and Senior Advisor to Boeing Chairman and Board of Directors, The Boeing Company (aerospace company) (May 2019); and formerly, General Counsel and member of the Executive Council, The Boeing Company (2006-2019) and Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	137	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	151	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	137	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton.

Reema Agarwal (1974) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since April 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton.

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FRANKLIN FLOATING RATE MASTER TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since December 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of 18 of the investment companies in Franklin Templeton.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years: Treasurer, U.S. Fund Administration & Reporting and officer of 26 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President and Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co- Secretary	Vice President since 2009 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor
Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in
Franklin Templeton.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in
Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President,
Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years: Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co- Secretary	Vice President since 2011 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

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FRANKLIN FLOATING RATE MASTER TRUST

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Effective March 12, 2019, John B. Wilson ceased to be a trustee of the Trust.

Note 3: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN FLOATING RATE MASTER SERIES

Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN FLOATING RATE MASTER TRUST

Franklin Floating Rate Master Series

(Fund)

At an in-person meeting held on February 26, 2019 (Meeting), the Board of Trustees (Board) of Franklin Floating Rate Master Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for the Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FTI organization.

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FRANKLIN FLOATING RATE MASTER SERIES

SHAREHOLDER INFORMATION

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2018. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional loan participation funds. The Board noted that the Fund’s annualized total return for the 10-year period was below the median of its Performance Universe, but for the one-, three- and five-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return was positive for each period, the Fund does not offer its shares to the public and the Fund’s investor was exclusively an offshore Irish feeder fund.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and 15 other loan participation funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted that the Fund’s actual total expense ratio reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact

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FRANKLIN FLOATING RATE MASTER SERIES

SHAREHOLDER INFORMATION

that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Annual Report	11

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights

Franklin Floating Rate Master Series

	Year Ended July 31,

	2019	2018	2017	2016	2015

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 8.54	$ 8.69	$ 8.47	$ 8.65	$ 8.92

Income from investment operations[a]:

Net investment income	0.460	0.398	0.332	0.419	0.391

Net realized and unrealized gains (losses)	(0.378)	(0.156)	0.221	(0.184)	(0.270)

Total from investment operations	0.082	0.242	0.553	0.235	0.121

Less distributions from:

Net investment income	(0.442)	(0.392)	(0.333)	(0.415)	(0.391)

Net asset value, end of year	$ 8.18	$ 8.54	$ 8.69	$ 8.47	$ 8.65

Total return	0.98%	2.73%	6.71%	3.07%	1.30%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.55%	0.55%	0.55%	0.55%	0.77%

Expenses net of waiver and payments by affiliates[b]	0.53%	0.53%	0.53%	0.53%	0.67%

Net investment income	5.29%	4.60%	3.78%	5.03%	4.43%

Supplemental data

Net assets, end of year (000’s)	$1,054,679	$1,760,544	$2,090,626	$1,363,955	$1,959,681

Portfolio turnover rate	27.92% [c]	49.97%	67.00%	28.94%	62.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBenefit of expense reduction rounds to less than 0.01%.

cExcludes the value of portfolio activity as a result of in-kind transactions. See Note 6.

12	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, July 31, 2019

Franklin Floating Rate Master Series

	Country	Shares		Value	% of Net Assets

Common Stocks
Diversified Support Services
[a,b]Remington Outdoor Co. Inc.	United States	1,048,435		$2,227,925	0.21

Forest Products
[a,b,c,d]Appvion Operations Inc.	United States	563,596		6,443,971	0.61

Oil & Gas Exploration & Production
[a]Samson Resources II LLC	United States	155,501		3,790,337	0.36

Total Common Stocks (Cost $50,132,461)				12,462,233	1.18

Management Investment Companies
Other Diversified Financial Services
[e]Franklin Floating Rate Income Fund	United States	3,457,562		29,769,605	2.82
[e]Franklin Liberty Senior Loan ETF	United States	1,093,000		27,197,447	2.58

Total Management Investment Companies (Cost $61,593,342)				56,967,052	5.40

		Principal Amount	*

Corporate Bonds (Cost $9,404,872)
Industrial Machinery
[f]Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$10,725,759		8,312,463	0.79

[g,h]Senior Floating Rate Interests
Aerospace & Defense
Doncasters U.S. Finance LLC,
Second Lien Term Loans, 10.58%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	7,681,655		2,299,004	0.22
Term B Loans, 5.83%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	14,666,180		11,127,964	1.05

				13,426,968	1.27

Air Freight & Logistics
XPO Logistics Inc., Refinanced Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 2/24/25	United States	5,000,000		5,013,540	0.48

Airlines
Air Canada, Term Loan, 4.241%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	4,017,878		4,034,621	0.38
Allegiant Travel Co., Class B Term Loans, 7.065%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	7,581,000		7,604,691	0.72
American Airlines Inc., 2018 Replacement Term Loans, 4.061%, (3-month USD LIBOR + 1.75%), 6/27/25	United States	4,861,124		4,774,537	0.46

				16,413,849	1.56

Apparel Retail
Ascena Retail Group Inc., Tranche B Term Loan, 6.75%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	31,900,886		19,698,797	1.87

Annual Report	13

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount	*	Value	% of Net Assets

[g,h]Senior Floating Rate Interests (continued)
Application Software
TIBCO Software Inc., Term B-2 Loans, 6.39%, (1-month USD LIBOR + 4.00%), 6/30/26	United States	$8,114,475		$8,138,778	0.77

Auto Parts & Equipment
Adient US LLC,
Initial Term Loans, 6.815%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	1,493,868		1,440,186	0.13
Initial Term Loans, 6.889%, (6-month USD LIBOR + 4.25%), 5/06/24	United States	4,481,604		4,320,558	0.41
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 4.52%, (1-month USD LIBOR + 2.25%), 4/06/24	United States	1,277,015		1,256,862	0.12
Tranche B Term Loan, 4.53%, (3-month USD LIBOR + 2.25%), 4/06/24	United States	317,498		312,488	0.03
Panther BF Aggregator 2 LP, Initial Dollar Term Loan, 5.734%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	7,141,765		7,152,835	0.68
TI Group Automotive Systems LLC, Initial US Term Loan, 4.734%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	10,775,397		10,761,927	1.02

				25,244,856	2.39

Automobile Manufacturers
Thor Industries Inc., Initial USD Term Loans, 6.188%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	7,570,744		7,499,768	0.71

Automotive Retail
Wand NewCo. 3 Inc., First Lien Term Loan, 5.86%, (1-month USD LIBOR + 3.50%), 2/05/26	United States	1,500,000		1,511,249	0.14

Broadcasting
[i,j] Diamond Sports Group LLC, Term Loan, TBD, 9/30/26	United States	3,860,174		3,873,781	0.37
Gray Television Inc.,
Term B-2 Loan, 4.582%, (3-month USD LIBOR + 2.25%), 2/07/24	United States	15,704,652		15,714,468	1.49
Term C Loan, 4.832%, (3-month USD LIBOR + 2.50%), 1/02/26	United States	2,866,503		2,877,754	0.27
Mission Broadcasting Inc., Term B-3 Loan, 4.652%, (1-month USD LIBOR + 2.25%), 1/17/24	United States	1,565,900		1,561,007	0.15
Nexstar Broadcasting Inc.,
Term A-4 Loan, 3.902%, (1-month USD LIBOR + 1.50%), 10/26/23	United States	6,629,613		6,563,317	0.62
Term B-3 Loan, 4.491%, (1-month USD LIBOR + 2.25%), 7/17/24	United States	7,860,661		7,836,096	0.74
Sinclair Television Group Inc., Tranche B Term Loans, 4.49%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	14,736,473		14,745,683	1.40
WXXA-TV LLC and WLAJ-TV LLC, Term A-4 Loan, 3.902%, (1-month USD LIBOR + 1.50%), 10/26/23	United States	183,487		182,455	0.02

				53,354,561	5.06

14	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount	*	Value	% of Net Assets

[g,h]Senior Floating Rate Interests (continued)
Building Products
Resideo Funding Inc.,
Tranche A Term Loan, 4.33%, (3-month USD LIBOR + 2.00%), 10/25/23	United States	$8,385,000		$8,390,031	0.80
Tranche B Term Loan, 4.33%, (3-month USD LIBOR + 2.00%), 10/25/25	United States	849,584		851,701	0.08

				9,241,732	0.88

Cable & Satellite
Charter Communications Operating LLC, Term B Loan, 4.33%, (3-month USD LIBOR + 2.00%), 4/30/25	United States	3,825,005		3,836,097	0.36
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.575%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	20,514,512		20,369,023	1.93

				24,205,120	2.29

Casinos & Gaming
Aristocrat Technologies Inc., Term B-3 Loans, 4.028%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	3,249,093		3,254,372	0.31
Boyd Gaming Corp.,
Refinancing Term B Loans, 4.624%, (1-week USD LIBOR + 2.25%), 9/15/23	United States	7,442,775		7,459,388	0.71
Term A Loans, 4.624%, (1-week USD LIBOR + 2.25%), 9/15/21	United States	2,061,304		2,056,151	0.19
Caesars Resort Collection LLC, Term B Loans, 4.984%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	6,270,426		6,226,665	0.59
CEOC LLC, Term B Loans, 4.234%, (1-month USD LIBOR + 2.00%), 10/06/24	United States	4,553,040		4,548,919	0.43
Eldorado Resorts Inc., Initial Term Loan, 4.563% - 4.688%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	6,199,486		6,196,901	0.59
Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 5.73%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	1,572,120		1,579,981	0.15
Station Casinos LLC, Term B Facility Loans, 4.74%, (1-month USD LIBOR + 2.50%), 6/08/23	United States	5,927,986		5,949,415	0.56

				37,271,792	3.53

Coal & Consumable Fuels
Foresight Energy LLC, Term Loans, 8.272%, (3-month USD LIBOR + 5.75%), 3/28/22	United States	26,671,318		20,003,488	1.90
Wolverine Fuels Holding LLC,
First Lien Initial Term Loan, 8.272%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	15,460,133		15,221,784	1.44
Second Lien Initial Term Loan, 13.272%, (3-month USD LIBOR + 10.75%), 2/16/21	United States	3,679,898		3,486,704	0.33

				38,711,976	3.67

Commodity Chemicals
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 4.258%, (2-month USD LIBOR + 2.00%), 3/31/24	United States	11,504,571		11,335,592	1.07

Communications Equipment
CommScope Inc., Initial Term Loans, 5.484%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	4,961,714		4,976,416	0.47

Annual Report	15

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount	*	Value	% of Net Assets

[g,h]Senior Floating Rate Interests (continued)
Data Processing & Outsourced Services
Iron Mountain Information Management LLC, Term B Loan, 3.984%, (1-month USD LIBOR + 1.75%), 1/26/26	United States	$4,566,675		$4,503,883	0.42
Neustar Inc.,
TLB4, 5.734%, (1-month USD LIBOR + 3.50%), 8/08/24	United States	1,496,193		1,457,861	0.14
TLB5, 6.734%, (1-month USD LIBOR + 4.50%), 8/08/24	United States	6,295,333		6,219,254	0.59
WEX Inc., Term B-3 Loan, 4.484%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	11,541,006		11,577,071	1.10

				23,758,069	2.25

Diversified Chemicals
Chemours Co., Tranche B-2 US$ Term Loan, 3.99%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	8,732,211		8,311,869	0.79
Univar USA Inc., Term B-3 Loans, 4.484%, (1-month USD LIBOR + 2.25%), 7/01/24	United States	3,324,185		3,330,418	0.31

				11,642,287	1.10

Diversified Support Services
[i] Ventia Pty Ltd., Term B Loans, 5.842%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	8,362,972		8,383,879	0.79

Electric Utilities
EFS Cogen Holdings I LLC (Linden),
Term B Advance, 5.49%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	1,584,624		1,580,662	0.15
Term B Advance, 5.58%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	4,025,964		4,015,899	0.38

				5,596,561	0.53

Food Distributors
Aramark Corp., U.S. Term B-3 Loan, 4.08%, (3-month USD LIBOR + 1.75%), 3/11/25	United States	3,579,533		3,586,960	0.34
Nutraceutical International Corp., Term Loan B, 5.484%, (1-month USD LIBOR + 3.25%), 8/22/23	United States	2,875,023		2,828,304	0.27
U.S. Foods Inc., Initial Term Loans, 4.234%, (1-month USD LIBOR + 2.00%), 6/27/23	United States	4,321,426		4,322,100	0.41

				10,737,364	1.02

Food Retail
BI-LO LLC (Southeastern Grocers), FILO Loan (ABL), 7.772%, (3-month USD LIBOR + 5.25%), 5/31/22	United States	4,250,000		4,207,500	0.40
[i,j] Whatabrands LLC (Whataburger), Term Loan B, TBD, 8/02/26	United States	1,544,069		1,550,439	0.15

				5,757,939	0.55

Forest Products
[b] Appvion Operations, Inc.,
Term Loan, 8.32%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	540,678		537,975	0.05
Term Loan, 8.22%, (6-month USD LIBOR + 6.00%), 6/15/26	United States	8,171,195		8,130,339	0.77

				8,668,314	0.82

16	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount	*	Value	% of Net Assets
[g,h] Senior Floating Rate Interests (continued)
General Merchandise Stores
[f] 99 Cents Only Stores,
First Lien Term Loan, PIK, 8.83% - 9.022%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	$8,635,114		$7,787,793	0.74
First Lien Term Loan, PIK, 9.151%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	10,487,594		9,458,499	0.90

				17,246,292	1.64

Health Care Distributors
Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 5.08%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	7,023,462		5,987,501	0.57

Health Care Services
Air Medical Group Holdings Inc., 2018 New Term Loans, 6.484%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	7,330,201		7,085,863	0.67
Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 4.484%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	2,888,479		2,904,100	0.28
National Mentor Holdings Inc.,
Initial Term C Loans, 6.49%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	140,205		141,147	0.01
Initial Term Loans, 6.49%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	2,251,665		2,266,794	0.22

				12,397,904	1.18

Health Care Technology
IQVIA Inc., Term B-1 Dollar Loans, 4.33%, (3-month USD LIBOR + 2.00%), 3/07/24	United States	5,681,250		5,701,845	0.54

Industrial Machinery
Altra Industrial Motion Corp., Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	6,889,122		6,857,487	0.65
Harsco Corp., Term Loan B-2, 4.50%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	4,413,672		4,426,507	0.42
Navistar Inc., Tranche B Term Loan, 5.83%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	24,256,851		24,308,276	2.31
Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.766%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	7,844,960		7,746,898	0.73
RBS Global Inc. (Rexnord), Term B Loan, 4.234%, (1-month USD LIBOR + 2.00%), 8/21/24	United States	3,896,875		3,917,575	0.37

				47,256,743	4.48

Integrated Telecommunication Services
Global Tel*Link Corp.,
First Lien Term Loan, 6.484%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	4,861,814		4,633,308	0.44
Second Lien Term Loan, 10.484%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	3,809,967		3,695,668	0.35

Annual Report	17

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount	*	Value	% of Net Assets

[g,h] Senior Floating Rate Interests (continued)
Integrated Telecommunication Services (continued)
Securus Technologies Holdings Inc.,
Initial Term Loan, 6.83%, (3-month USD LIBOR + 4.50%), 11/01/24	United States	$994,949		$907,892	0.09
Second Lien Initial Loan, 10.58%, (3-month USD LIBOR + 8.25%), 11/01/25	United States	2,238,910		2,029,946	0.19

				11,266,814	1.07

Interactive Media & Services
Ancestry.com Operations Inc., Term Loans, 5.49%, (1-month USD LIBOR + 3.25%), 10/19/23	United States	4,050,144		4,053,182	0.38
Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.234%, (1-month USD LIBOR + 2.00%), 2/15/24	United States	8,455,498		8,491,180	0.81

				12,544,362	1.19

Internet Services & Infrastructure
[i] Carbonite Inc., Initial Term Loan, 6.006%, (3-month USD LIBOR + 3.75%), 3/26/26	United States	2,203,846		2,208,436	0.21
LegalZoom.com Inc., 2018 Term Loans, 6.734%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	4,072,234		4,091,272	0.39

				6,299,708	0.60

Investment Banking & Brokerage
Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 5.484%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	5,184,630		5,154,388	0.49

Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 5.734%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	9,296,568		9,313,999	0.88
Equinox Holdings Inc., Term B-1 Loans, 5.234%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	5,350,604		5,367,881	0.51
[i,j] NASCAR Holdings Inc., Term Loan B, TBD, 9/26/26	United States	3,096,181		3,112,953	0.30

				17,794,833	1.69

Life Sciences Tools & Services
Syneos Health Inc., Initial Term B Loans, 4.234%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	5,156,537		5,157,208	0.49

Marine
International Seaways Operating Corp., Initial Term Loans, 8.24%, (3-month USD LIBOR + 6.00%), 6/22/22	United States	3,059,435		3,059,435	0.29
Navios Maritime Partners LP, Initial Term Loan, 7.44%, (3-month USD LIBOR + 5.00%), 9/14/20	United States	5,891,603		5,869,509	0.56

				8,928,944	0.85

Metal & Glass Containers
Berry Global Inc.,
Term Q Loan, 4.629%, (1-month USD LIBOR + 2.25%), 10/01/22	United States	3,940,881		3,943,793	0.37
Term U Loans, 4.902%, (3-month USD LIBOR + 2.50%), 7/01/26	United States	8,742,857		8,745,585	0.83

				12,689,378	1.20

18	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount	*	Value	% of Net Assets

[g,h] Senior Floating Rate Interests (continued)

Mortgage REITs
Blackstone Mortgage Trust Inc., Initial Term Loans, 4.741%, (1-month USD LIBOR + 2.50%), 4/23/26	United States	$668,530		$673,544	0.06

Movies & Entertainment
Lions Gate Capital Holdings LLC, Term A Loan, 3.984%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	8,981,637		8,910,547	0.84

Office Services & Supplies
West Corp., Term B Loans, 6.522%, (3-month USD LIBOR + 4.00%), 10/10/24	United States	5,585,823		5,225,074	0.50

Oil & Gas Exploration & Production
[c] Cantium LLC, Commitment, 8.24%, (1-month USD LIBOR + 6.00%), 6/13/20	United States	3,978,246		3,977,013	0.38
Fieldwood Energy LLC, Closing Date Loans, 7.506%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	69,435,884		64,228,193	6.09
Utex Industries Inc.,
First Lien Initial Term Loan, 6.234%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	14,210,772		13,263,382	1.26
Second Lien Initial Term Loan, 9.484%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	128,288		116,902	0.01

				81,585,490	7.74

Oil & Gas Storage & Transportation
Centurion Pipeline Co. LLC, Initial Term Loans, 5.484%, (1-month USD LIBOR + 3.25%), 9/28/25	United States	3,116,587		3,125,027	0.30
Strike LLC, Term Loan, 10.651%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	6,821,796		6,813,268	0.64

				9,938,295	0.94

Other Diversified Financial Services
Asurion LLC,
AM No. 14 Replacement B-4 Term Loans, 5.234%, (1-month USD LIBOR + 3.00%), 8/04/22	United States	3,859,030		3,871,892	0.37
Replacement B-6 Term Loans, 5.234%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	3,053,807		3,063,827	0.29
Second Lien Replacement B-2 Term Loans, 8.734%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	85,525		87,128	0.01

				7,022,847	0.67

Packaged Foods & Meats
CSM Bakery Supplies LLC,
Second Lien Term Loan, 10.04%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	5,669,378		5,277,244	0.50
Term Loans, 6.29%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	9,903,933		9,466,506	0.90
JBS USA Lux SA, New Term Loans, 4.734%, (1-month USD LIBOR + 2.50%), 5/01/26	United States	17,112,819		17,157,381	1.62
Post Holdings Inc., Series A Incremental Term Loans, 4.27%, (1-month USD LIBOR + 2.00%), 5/24/24	United States	12,297,904		12,312,182	1.17

				44,213,313	4.19

Annual Report	19

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets

[g,h] Senior Floating Rate Interests (continued)

Paper Packaging
Reynolds Group Holdings Inc., U.S. Term Loans, 4.984%, (1-month USD LIBOR + 2.75%), 2/05/23	United States	$4,424,013	$4,431,915	0.42

Personal Products
[c] FGI Operating Co. LLC (Freedom Group),
[f] Term Loan, PIK, 12.518%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	10,968,251	10,575,271	1.00
Term Loan FILO, 10.018% - 10.022%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	6,848,631	6,831,901	0.65
[i,j] Sunshine Luxembourg VII SARL, Term Loan B, TBD, 7/17/26	Luxembourg	1,000,000	1,004,375	0.10

			18,411,547	1.75

Pharmaceuticals
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.50%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	9,643,933	8,768,746	0.83
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.599%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	11,391,117	11,432,945	1.08
Horizon Pharma Inc., Sixth Amendment Refinanced Term Loans, 4.938%, (1-month USD LIBOR + 2.50%), 5/22/26	United States	9,374,270	9,391,847	0.89
Innoviva Inc., Initial Term Loan, 7.022%, (3-month USD LIBOR + 4.50%), 8/18/22	United States	93,404	92,003	0.01
Valeant Pharmaceuticals International, Initial Term Loans, 5.379%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	8,417,260	8,440,929	0.80

			38,126,470	3.61

Research & Consulting Services
Nielsen Finance LLC, Class B-4 Term Loans, 4.367%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	1,691,349	1,690,555	0.16

Restaurants
1011778 B.C. ULC, Term B-3 Loan, 4.484%, (1-month USD LIBOR + 2.25%), 2/17/24	Canada	1,691,348	1,695,357	0.16
NPC International Inc., Second Lien Initial Term Loan, 9.819%, (3-month USD LIBOR + 7.50%), 4/20/25	United States	4,842,941	2,881,550	0.27

			4,576,907	0.43

Security & Alarm Services
Prime Security Services Borrower LLC, Term B-1 Loans, 4.984%, (1-month USD LIBOR + 2.75%), 5/02/22	United States	4,931,886	4,934,352	0.47

Semiconductor Equipment
MKS Instruments Inc., Tranche B-5 Term Loans, 4.484%, (1-month USD LIBOR + 2.25%), 2/01/26	United States	2,722,678	2,731,611	0.26

Semiconductors
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 3.984%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	9,894,659	9,880,233	0.94

Specialized Consumer Services
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.24%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	11,392,533	11,387,805	1.08

20	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount	*	Value	% of Net Assets
[g,h] Senior Floating Rate Interests (continued)
Specialized Consumer Services (continued)
NVA Holdings Inc.,
Term B-3 Loan, 4.984%, (1-month USD LIBOR + 2.75%), 2/02/25	United States	$7,720,706		$7,722,312	0.73
Term B-4 Loan, 5.734%, (1-month USD LIBOR + 3.50%), 2/02/25	United States	886,280		886,834	0.08
Sabre GLBL Inc.,
2017 Other Term A Loans, 4.234%, (1-month USD LIBOR + 2.00%), 7/01/22	United States	5,991,519		5,969,051	0.57
2018 Other Term B Loans, 4.234%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	1,526,958		1,532,684	0.15

				27,498,686	2.61

Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.08%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	13,105,884		13,059,817	1.24
Oxbow Carbon LLC,
Second Lien Term Loan, 9.734%, (1-month USD LIBOR + 7.50%), 1/04/24	United States	4,894,159		4,906,394	0.47
Tranche A Term Loan, 4.734%, (1-month USD LIBOR + 2.50%), 1/04/22	United States	5,950,000		5,920,250	0.56
Tranche B Term Loan, 5.984%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	4,551,000		4,579,443	0.43

				28,465,904	2.70

Specialty Stores
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 9.24%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	5,355,266		5,413,022	0.51
[i] Tranche B-2 Term Loans, 10.99%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	18,983,598		18,205,271	1.73
Harbor Freight Tools USA Inc., Refinancing Loans, 4.734%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	3,246,718		3,198,693	0.30
Jo-Ann Stores, Inc.,
Initial Loans, 7.261%, (1-month USD LIBOR + 5.00%), 10/23/23	United States	182,000		157,734	0.02
Initial Loans, 7.259%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	4,802,215		4,161,921	0.39
Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.737% - 4.769%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	13,508,449		13,103,195	1.24
[i] PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.506%, (3-month USD LIBOR + 3.25%), 1/26/23	United States	5,216,158		4,068,603	0.39
[i] PetSmart Inc., Amended Loan, 6.38%, (1-month USD LIBOR + 4.00%), 3/11/22	United States	70,907		69,735	0.01

				48,378,174	4.59

Annual Report	21

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*		Value	% of Net Assets
[g,h] Senior Floating Rate Interests (continued)
Trucking
Hertz Corp., Tranche B-1 Term Loan, 4.99%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	$10,620,749		$10,600,835	1.00

Total Senior Floating Rate Interests (Cost $914,324,336)				876,311,626	83.09

		Units

Escrows and Litigation Trusts (Cost $—)
[a,b,c,d] Remington Outdoor Co. Inc., Litigation Units	United States	98,704		—	0.00

		Principal Amount	*

Short Term Investments (Cost $25,846,943)

Repurchase Agreements
[k] Joint Repurchase Agreement, 2.53%, 8/01/19
(Maturity Value $25,848,760)
BNP Paribas Securities Corp. (Maturity Value $21,713,734)
Deutsche Bank Securities Inc. (Maturity Value $3,266,508)
HSBC Securities (USA) Inc. (Maturity Value $868,518)
Collateralized by U.S. Government Agency Securities, 2.50% - 4.575%, 6/12/26 - 2/20/69; and U.S. Treasury Notes, 1.25% - 3.125%, 2/29/20 - 5/15/21 (valued at $ 26,370,118)	United States	$25,846,943		25,846,943	2.45

Total Investments (Cost $1,061,301,954)				979,900,317	92.91

Other Assets, less Liabilities				74,779,156	7.09

Net Assets				$1,054,679,473	100.00

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bSee Note 10 regarding holdings of 5% voting securities.

cFair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.

dSee Note 8 regarding restricted securities.

eSee Note 3(d) regarding investments in affiliated management investment companies.

fIncome may be received in additional securities and/or cash.

gThe coupon rate shown represents the rate at period end.

hSee Note 1(e) regarding senior floating rate interests.

iA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

jA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

kSee Note 1(b) regarding joint repurchase agreement.

22	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Master Series (continued)

At July 31, 2019, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating

Centrally Cleared Swap Contracts

Contracts to Buy Protection[a]

Traded Index

CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$25,286,000	$(1,416,169)	$(912,702)	$(503,467)

aPerformance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Note 9 regarding other derivative information.

See Abbreviations on page 37.

The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

July 31, 2019

Franklin Floating Rate Master Series

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 915,728,710
Cost - Controlled affiliates (Note 3d and 10)	27,581,168
Cost - Non-controlled affiliates (Note 3d and 10)	92,145,133
Cost - Unaffiliated repurchase agreements	25,846,943

Value - Unaffiliated issuers	$ 879,746,112
Value - Controlled affiliates (Note 3d and 10)	27,197,447
Value - Non-controlled affiliates (Note 3d and 10)	47,109,815
Value - Unaffiliated repurchase agreements	25,846,943
Cash	11,824,593
Receivables:
Investment securities sold	78,534,195
Dividends and interest	4,418,330
Deposits with brokers for:
Centrally cleared swap contracts	448,704
Variation margin on centrally cleared swap contracts	30,194
Other assets	999

Total assets	1,075,157,332

Liabilities:
Payables:
Investment securities purchased	14,305,475
Management fees	492,452
Distributions to shareholders	5,579,094
Accrued expenses and other liabilities	100,838

Total liabilities	20,477,859

Net assets, at value	$1,054,679,473

Net assets consist of:
Paid-in capital	$1,353,302,862
Total distributable earnings (loss)	(298,623,389)

Net assets, at value	$1,054,679,473

Shares outstanding	129,011,720

Net asset value and maximum offering price per share ($1,054,679,473÷129,011,720 shares outstanding)	$8.18

24	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended July 31, 2019

Franklin Floating Rate Master Series

Investment income:
Dividends:
Controlled affiliates (Note 3d and 10)	$ 1,003,781
Non-controlled affiliates (Note 3d and 10)	4,557,978
Interest:
Unaffiliated issuers	85,252,961
Non-controlled affiliates (Note 10)	786,558

Total investment income	91,601,278

Expenses:
Management fees (Note 3a)	8,354,417
Custodian fees (Note 4)	13,218
Reports to shareholders	6,404
Registration and filing fees	108
Professional fees	161,357
Trustees’ fees and expenses	78,136
Other	68,659

Total expenses	8,682,299
Expense reductions (Note 4)	(13,596)
Expenses waived/paid by affiliates (Note 3d and 3e)	(347,408)

Net expenses	8,321,295

Net investment income	83,279,983

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(9,811,265)
Non-controlled affiliates (Note 3d and 10)	(5,858,824)
Swap contracts	(263,306)

Net realized gain (loss)	(15,933,395)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(39,343,135)
Controlled affiliates (Note 3d and 10)	(373,528)
Non-controlled affiliates (Note 3d and 10)	(13,406,403)
Swap contracts	141,140

Net change in unrealized appreciation (depreciation)	(52,981,926)

Net realized and unrealized gain (loss)	(68,915,321)

Net increase (decrease) in net assets resulting from operations	$ 14,364,662

The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Floating Rate Master Series

	Year Ended July 31,

	2019	2018
Increase (decrease) in net assets:
Operations:
Net investment income	$ 83,279,983	$ 82,584,552
Net realized gain (loss)	(15,933,395)	(19,588,559)
Net change in unrealized appreciation (depreciation)	(52,981,926)	(15,624,862)

Net increase (decrease) in net assets resulting from operations	14,364,662	47,371,131

Distributions to shareholders (Note 1g)	(81,930,270)	(81,458,861)

Capital share transactions (Note 2)	(638,298,735)	(295,994,793)

Net increase (decrease) in net assets	(705,864,343)	(330,082,523)
Net assets:
Beginning of year	1,760,543,816	2,090,626,339

End of year (Note 1g)	$1,054,679,473	$1,760,543,816

26	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements

Franklin Floating Rate Master Series

1. Organization and Significant Accounting Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Floating Rate Master Series (Fund) is included in this report. The Fund’s shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund’s significant accounting policies.

a.    Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value.

In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.    Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued

Annual Report	27

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Master Series (continued)

1. Organization and Significant Accounting Policies (continued)

b.   Joint Repurchase Agreement (continued)

interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at year end, as indicated in the Statement of Investments, had been entered into on July 31, 2019.

c.   Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d.   Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other

28	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Master Series (continued)

relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

See Note 9 regarding other derivative information.

e.   Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

f.   Income Taxes

The Fund is a disregarded entity for U.S. income tax purposes. As such, no provision has been made for income taxes because all income, expenses, gains and losses are allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.

g.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. The Fund’s net investment income is allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

h.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended July 31, 2018, distributions to shareholders were as follows:

Net investment income	$(81,458,861)

For the year ended July 31, 2018, undistributed net investment income included in net assets was $2,349,039.

Annual Report	29

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Master Series (continued)

2. Shares of Beneficial Interest

At July 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended July 31,
	2019		2018

	Shares	Amount	Shares	Amount
Shares sold	24,158,998	$204,399,612	31,816,088	$273,788,383
Shares redeemed	(101,353,074)	(842,698,347)	(66,050,697)	(569,783,176)

Net increase (decrease)	(77,194,076)	$(638,298,735)	(34,234,609)	$(295,994,793)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.530%	Up to and including $2.5 billion
0.450%	Over $2.5 billion, up to and including $6.5 billion
0.430%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

30	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Master Series (continued)

d. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Dividend Income
Controlled Affiliates
Franklin Liberty Senior Loan ETF	$6,238,787	$21,332,188	$—	$—	$ (373,528)	$27,197,447	1,093,000	$1,003,781

Non-Controlled Affiliates
Franklin Floating Rate Income Fund[a]	32,673,956	—	—	—	(2,904,351)	29,769,605	3,457,562	2,447,483
Franklin Lower Tier Floating Rate Fund	33,304,460	—	(29,334,487)[b]	(5,861,809)	1,891,836	—	—	2,110,495

Total Non-Controlled Affiliates	$65,978,416	$—	$(29,334,487)	$(5,861,809)	$(1,012,515)	$29,769,605		$4,557,978

Total Affiliated Securities	$72,217,203	$21,332,188	$(29,334,487)	$(5,861,809)	$(1,386,043)	$56,967,052		$5,561,759

aEffective May 31, 2019, Franklin Middle Tier Floating Rate Fund was renamed Franklin Floating Rate Income Fund.

bThe Fund sold shares of the affiliate through an in-kind transfer of common stocks and other equity interests, corporate bonds and senior floating rate interests securities and cash. See Note 6.

e.  Waiver and Expense Reimbursements

Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.53% based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Advisers may discontinue this waiver at any time upon notice to the Board.

f.  Other Affiliated Transactions

At July 31, 2019, Franklin Floating Rate Fund, PLC owned 100% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2019, the custodian fees were reduced as noted in the Statement of Operations.

Annual Report	31

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Master Series (continued)

5. Income Taxes

At July 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,060,254,648

Unrealized appreciation	$6,488,252

Unrealized depreciation	(88,401,210)

Net unrealized appreciation (depreciation)	$(81,912,958)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2019, aggregated $406,911,209 and $979,717,313, respectively. Purchases and sales of investments excludes in-kind transactions of $24,456,740 and $29,334,487, respectively.

7. Credit Risk

At July 31, 2019, the Fund had 87.8% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At July 31, 2019, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Shares/ Units	Issuer	Acquisition Date	Cost	Value

563,596	[a] Appvion Operations Inc.	6/14/18 - 4/12/19	$5,922,238	$6,443,971

98,704	[b] Remington Outdoor Co. Inc., Litigation Units	5/16/18 - 4/12/19	—	—

	Total Restricted Securities (Value is 0.61% of Net Assets)		$5,922,238	$6,443,971

aThe Fund also invests in unrestricted securities of the issuer, valued at $8,668,314 as of July 31, 2019.

bThe Fund also invests in unrestricted securities of the issuer, valued at $2,227,925 as of July 31, 2019.

32	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Master Series (continued)

9. Other Derivative Information

At July 31, 2019, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Variation margin on centrally cleared swap contracts	$ —	Variation margin on centrally cleared swap contracts	$503,467	[a]

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended July 31, 2019, the effect of derivative contracts in the Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Year	Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Credit contracts	Swap contracts	$(263,306)	Swap contracts	$141,140

For the year ended July 31, 2019, the average month end notional amount of swap contracts represented $25,968,846.

See Note 1(d) regarding derivative financial instruments.

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended July 31, 2019, investments in “affiliated companies” were as follows:

Name of Issuer	Value at Beginning of Year	Purchases	[a]	Sales	Realized Gain (Loss	)	Net Change in Unrealized Appreciation (Depreciation )	Value at End of Year	Number of Shares/ Principal Amount Held at End of Year	Investment Income

Non-Controlled Affiliates

										Dividends

Appvion Operations Inc.	$5,140,480	$601,722		$ —	$ —		$701,769	$6,443,971	563,596	$ —

Remington Outdoor Co. Inc.	15,038,779	226,403		—	—		(13,037,257)	2,227,925	1,048,435	—

Remington Outdoor Co. Inc., Litigation Units	—	—		—	—		—	—	98,704	—

	$20,179,259	$828,125		$ —	$ —		$(12,335,488)	$8,671,896		$ —

Annual Report	33

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Master Series (continued)

10. Holdings of 5% Voting Securities of Portfolio Companies (continued)

Name of Issuer	Value at Beginning of Year	Purchases	[a]	Sales	Realized Gain (Loss	)	Net Change in Unrealized Appreciation (Depreciation )	Value at End of Year	Number of Shares/ Principal Amount Held at End of Year	Investment Income

Non-Controlled Affiliates (continued)
										Interest

Appvion Operations, Inc., Term Loan, 6/15/26	$9,539,138	$1,023,410		$(1,838,819)[b]	$2,985		$ (58,400)	$8,668,314	8,711,873	$786,558

Total Affiliated Securities (Value is 1.6% of Net Assets)	$29,718,397	$1,851,535		$(1,838,819)	$2,985		$(12,393,888)	$17,340,210		$786,558

aPurchases were the result of an in-kind transfer of securities.

bSales were the result of various corporate actions.

11. Shareholder Distributions

For the year ended July 31, 2019, the Fund made the following distributions:

Payment Date	Amount Per Share

8/31/2018	$0.033718

9/28/2018	0.032148

10/31/2018	0.033878

11/30/2018	0.032564

12/31/2018	0.035705

1/31/2019	0.037520

2/28/2019	0.036748

3/29/2019	0.038854

4/30/2019	0.038295

5/31/2019	0.041219

6/28/2019	0.040023

7/31/2019	0.041354

Total	$0.442026

12. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the

34	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Master Series (continued)

Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2019, the Fund did not use the Global Credit Facility.

13. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of July 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:

Investments in Securities:[a]

Equity Investments:[b]

Forest Products	$—	$—	$6,443,971		$6,443,971

Oil & Gas Exploration & Production	—	3,790,337	—		3,790,337

All Other Equity Investments	59,194,977	—	—		59,194,977

Corporate Bonds	—	8,312,463	—		8,312,463

Senior Floating Rate Interests:

Oil & Gas Exploration & Production	—	77,608,477	3,977,013		81,585,490

Personal Products	—	1,004,375	17,407,172		18,411,547

All Other Senior Floating Rate Interests	—	776,314,589	—		776,314,589

Escrows and Litigation Trusts	—	—	—	[c]	—

Short Term Investments	—	25,846,943	—		25,846,943

Total Investments in Securities	$59,194,977	$892,877,184	$27,828,156		$979,900,317

Liabilities:

Other Financial Instruments:

Swap Contracts.	$—	$503,467	$—		$503,467

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common stocks and management investment companies.

cIncludes securities determined to have no value at July 31, 2019.

Annual Report	35

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Master Series (continued)

13. Fair Value Measurements (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year. At July 31, 2019, the reconciliation of assets and liabilities, is as follows:

	Balance at Beginning of Year		Purchases		Sales	Transfer Into Level 3[a]	Transfer Out of Level 3[b]	Cost Basis Adjustments[c]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Year		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Year End

Assets:

Investments in Securities:

Equity Investments:

Diversified Support Services	$15,038,779		$—		$—	$—	$(870,865)	$ —	$ —	$(14,167,914)	$—		$ —

Forest Products	5,140,480		601,722	[d]	—	—	—	—	—	701,769	6,443,971		701,769

Senior Floating Rate Interests:

Oil & Gas Exploration & Production	—		—		—	3,975,700	—	1,131	—	182	3,977,013		182

Personal Products	11,181,182		5,904,095	[d]	—	—	—	564,690	—	(242,795)	17,407,172		(242,795)

Escrows and Litigation Trusts	—	[e]	—	[d,e]	—	—	—	—	—	—	—	[e]	—

Total Investments in Securities	$31,360,441		$6,505,817		$—	$3,975,700	$(870,865)	$565,821	$ —	$(13,708,758)	$27,828,156		$ 459,156

Liabilities:

Other Financial Instruments:

Unfunded Loan Commitments	$(710)		$—		$—	$—	$—	$ —	$ —	$710	$—		$ —

aThe investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.

bThe investment was transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities.

cMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

dIncludes securities received as a result of an in-kind transfer.

eIncludes securities determined to have no value.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2019, are as follows:

Description	Fair Value at End of Year	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]

Assets:
Investments in Securities:
Equity Investments:
Forest Products	$6,443,971	Discounted cash flow	Weighted average cost of capital	17.5%	Decrease	[c]

			Total unlevered free cashflows	$158.4 mil	Increase	[c]

36	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Master Series (continued)

Description	Fair Value at End of Year	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]

			Discount for lack of marketability	20.0%	Decrease	[d]
			Long term growth	0.5%	Increase

Senior Floating Rate Interests:
Personal Products	17,407,172	Discounted cash flow	Discount rate	11.0% - 11.9% (11.5%)	Decrease
			Free cash flow	$8.2 - $14.1 ($11.8 mil)	Increase

All other investments[e]	3,977,013[f,g]

Total	$27,828,156

aWeighted based on the relative fair value of the financial instruments.

bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

cRepresents a significant impact to fair value and net assets.

dRepresents a significant impact to fair value but not net assets.

eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.

fIncludes securities determined to have no value at July 31, 2019.

gIncludes security determined to be Level 3, but not fair valued due to single source vendor price at July 31, 2019.

14. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Currency	Selected Portfolio		Index

USD United States Dollar	ETF	Exchange Traded Fund	CDX.NA.HY.Series number	CDX North America High Yield Index
	LIBOR	London InterBank Offered Rate
	PIK	Payment-In-Kind
	TBD	To Be Determined

Annual Report	37

FRANKLIN FLOATING RATE MASTER TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Master Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin Floating Rate Master Series (the “Fund”) as of July 31, 2019, the related statement of operations for the year ended July 31, 2019, the statement of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2019 and the financial highlights for each of the five years in the period ended July 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 17, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

38	Annual Report

ANNUAL REPORT

Franklin Floating Rate Income Fund

Formerly, Franklin Middle Tier Floating Rate Fund

This annual report for Franklin Floating Rate Income Fund covers the fiscal year ended July 31, 2019. Effective May 31, 2019, the Fund broadened its investment universe to include all floating rate securities of all credit levels and not just principally those designated as middle tier. In addition, the Fund removed a policy that required at least 75% of total net assets to be invested in floating rate securities rated B or higher. The Fund’s strategy remains focused on investing in loans offering attractive levels of floating rate income relative to their credit risks through independent credit research and active portfolio management.

Manager’s Discussion

During the one-year period under review, the Fund posted a -1.48% total return, underperforming its benchmark, the Credit Suisse Leveraged Loan Middle Tier Index (CS LL MTI), which posted a +4.26% total return.1 The Fund’s performance was driven by credit-specific allocations in the basic industry, consumer non-cyclical and capital goods sectors. Over the period, the broad Credit Suisse Leveraged Loan Index returned +4.10%.1 By rating tier, upper-tier loans rated BB or above returned +4.43%, middle-tier loans rated split BB, B and split B returned +4.26%, and lower-tier loans rated CCC or lower returned +0.20% over the same period.1

Portfolio Composition 7/31/19	% of Total Net Assets
Senior Floating Rate Interests	86.9%
Other Long-Term Investments*	3.3%
Short-Term Investments & Other Net Assets	9.8%

*Common stocks and corporate bonds.

A top contributor to results relative to the CS LL MTI included a specialty retailer that focuses on nutritional supplements. Although the company had traded lower over the period under review given its softer-than-expected revenue results and negative same-store sales growth, the outsized coupon of both its loan tranches more than outweighed the principal decline. Similarly, another top performer from the basic industry sector, a thermal coal producer, traded lower over the period, but the large credit spread on its loan more than offset the principal decline. The company’s sponsors continued to show support through material equity injections that helped lower senior and total leverage by the end of the period.

Over the period under review, the primary detractor from relative performance, a manufacturer of complex precision components, experienced a weak quarter due to a significant decline in its earnings before interest, tax, depreciation and amortization, despite increasing revenues. Material weakness in its superalloy business, combined with multiple discontinued operations and a lack of communication from management, pushed the secondary market trading levels much lower by the end of the period. Another key detractor from relative performance was a specialty fashion retailer that declined after reporting continued deterioration of financial results. Moreover, the company sold a business unit and held the cash proceeds on its balance sheet instead of paying down debt, souring its relationship with existing lenders. Lastly, the company experienced multiple credit rating downgrades and several top management changes, including the chief financial officer’s recent departure.

An equity position received from a corporate restructuring detracted from relative results, while a second equity position received from a separate corporate restructuring contributed to relative results.

1. Source: Credit Suisse Group.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	1

FRANKLIN FLOATING RATE INCOME FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/6/15–7/31/19

Performance as of 7/31/191

Average Annual Total Return
1-Year	-1.48%
3-Year	+2.93%
Since Inception (11/6/15)	+3.01%

Distributions (8/1/18–7/31/19)

Share Class	Net Investment Income
A	$0.707864

1. As of 5/31/19, the Fund broadened its investment universe to include all floating rate securities of all credit levels and not just principally those designated as middle tier; such a change can impact performance. The Fund has an expense reduction contractually guaranteed through 11/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Source: Credit Suisse Group. The CS LL MTI is designed to mirror the middle tier portion of the U.S. dollar-denominated leveraged loan market. Loans must be rated Split BB, B or Split B by Moody’s/Standard and Poor’s®.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

See www.franklintempletondatasources.com for additional data provider information.

2	Annual Report

FRANKLIN FLOATING RATE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Paid During Period 2/1/19–7/31/19[1,2]	Ending Account Value 7/31/19	Paid During Period 2/1/19–7/31/191, [2]	Net Annualized Expense Ratio[2]
$1,000	$996.80	$2.97	$1,021.82	$3.01	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Annual Report	3

FRANKLIN FLOATING RATE MASTER TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1999	137	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2018	113	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	137	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 1999 and Lead Independent Trustee since March 2019	137	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

4	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	137	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, Counselor and Senior Advisor to Boeing Chairman and Board of Directors, The Boeing Company (aerospace company) (May 2019); and formerly, General Counsel and member of the Executive Council, The Boeing Company (2006-2019) and Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	137	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	151	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	137	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton.

Reema Agarwal (1974) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since April 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton.

Annual Report	5

FRANKLIN FLOATING RATE MASTER TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since December 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of 18 of the investment companies in Franklin Templeton.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years: Treasurer, U.S. Fund Administration & Reporting and officer of 26 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President and Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co- Secretary	Vice President since 2009 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly,Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

6	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years: Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co- Secretary	Vice President since 2011 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Annual Report	7

FRANKLIN FLOATING RATE MASTER TRUST

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Effective March 12, 2019, John B. Wilson ceased to be a trustee of the Trust.

Note 3: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

8	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

FRANKLIN FLOATING RATE INCOME FUND

Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN FLOATING RATE MASTER TRUST

Franklin Middle Tier Floating Rate Fund

(Fund)

At an in-person meeting held on February 26, 2019 (Meeting), the Board of Trustees (Board) of Franklin Floating Rate Master Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for the Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FTI organization.

Annual Report	9

FRANKLIN FLOATING RATE MASTER TRUST

FRANKLIN FLOATING RATE INCOME FUND

SHAREHOLDER INFORMATION

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2018. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional loan participation funds. The Fund commenced operations on November 6, 2015, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. The Board further noted that the Fund does not offer its shares to the public; the Fund’s investors are exclusively other proprietary funds.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and 15 other loan participation funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted that the Fund’s actual total expense ratio reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact

10	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

FRANKLIN FLOATING RATE INCOME FUND

SHAREHOLDER INFORMATION

that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Annual Report	11

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights

Franklin Floating Rate Income Fund

	Year Ended July 31,
	2019	2018	2017	2016[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.45	$ 10.04	$ 9.83	$ 10.00

Income from investment operations[b]:

Net investment income	0.695	0.698	0.686	0.403

Net realized and unrealized gains (losses)	(0.827)	(0.588)	0.214	(0.174)

Total from investment operations	(0.132)	0.110	0.900	0.229

Less distributions from:

Net investment income	(0.708)	(0.700)	(0.690)	(0.399)

Net asset value, end of year	$ 8.61	$ 9.45	$ 10.04	$ 9.83

Total return[c]	(1.48)%	1.30%	9.25%	2.46%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.71%	0.68%	0.69%	0.71%

Expenses net of waiver and payments by affiliates[e]	0.60%	0.60%	0.60%	0.60%

Net investment income	7.66%	7.25%	6.82%	5.76%

Supplemental data

Net assets, end of year (000’s)	$325,091	$363,071	$303,689	$348,682

Portfolio turnover rate	30.93%	55.93%	62.11%	42.49% [f]

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities received from purchase in-kind.

12	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, July 31, 2019

Franklin Floating Rate Income Fund

	Country	Shares	Value
Common Stocks 1.2%

Diversified Support Services 0.5%

[a,b] Remington Outdoor Co. Inc.	United States	732,184	$1,555,891

Forest Products 0.7%

[a,c,d] Appvion Operations Inc.	United States	209,637	2,396,922

Total Common Stocks (Cost $35,453,756)			3,952,813

		Principal Amount*

Corporate Bonds (Cost $7,362,544) 2.1%

Industrial Machinery 2.1%

[e] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$8,660,319	6,711,747

[f,g] Senior Floating Rate Interests 86.9%

Aerospace & Defense 1.6%

Doncasters U.S. Finance LLC,

Second Lien Term Loans, 10.58%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	5,623,654	1,683,075

Term B Loans, 5.83%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	4,797,805	3,640,335

			5,323,410

Airlines 1.2%

Allegiant Travel Co., Class B Term Loans, 7.065%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	3,878,475	3,890,595

Apparel Retail 1.5%

Ascena Retail Group Inc., Tranche B Term Loan, 6.75%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	7,776,573	4,802,034

Application Software 1.2%

TIBCO Software Inc., Term B-2 Loans, 6.39%, (1-month USD LIBOR + 4.00%), 6/30/26	United States	3,764,732	3,776,007

Auto Parts & Equipment 2.1%

Adient US LLC,

Initial Term Loans, 6.815%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	612,500	590,490

Initial Term Loans, 6.889%, (6-month USD LIBOR + 4.25%), 5/06/24	United States	1,837,500	1,771,469

[h] Panther BF Aggregator 2 LP, Initial Dollar Term Loan, 5.734%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	4,000,000	4,006,200

TI Group Automotive Systems LLC, Initial US Term Loan, 4.734%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	464,999	464,417

			6,832,576

Automotive Retail 0.8%

Wand NewCo. 3 Inc., First Lien Term Loan, 5.86%, (1-month USD LIBOR + 3.50%), 2/05/26	United States	2,673,134	2,693,183

Broadcasting 1.0%

[h,i] Diamond Sports Group LLC, Term Loan, TBD, 9/30/26	United States	2,332,457	2,340,679

Sinclair Television Group Inc., Tranche B Term Loans, 4.49%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	997,443	998,066

			3,338,745

Annual Report	13

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Income Fund (continued)

	Country	Principal Amount*	Value
[f,g] Senior Floating Rate Interests (continued)

Cable & Satellite 1.6%

Charter Communications Operating LLC, Term B Loan, 4.33%, (3-month USD LIBOR + 2.00%), 4/30/25	United States	$3,491,139	$3,501,264

CSC Holdings LLC, March 2017 Incremental Term Loans, 4.575%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	1,692,035	1,680,035

			5,181,299

Casinos & Gaming 0.4%

Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 5.73%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	1,352,023	1,358,783

Coal & Consumable Fuels 9.6%

Wolverine Fuels Holding LLC, First Lien Initial Term Loan, 8.272%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	31,676,503	31,188,147

Diversified Support Services 0.3%

Ventia Pty Ltd., Term B Loans, 5.842%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	1,150,725	1,153,602

Electric Utilities 0.2%

EFS Cogen Holdings I LLC (Linden),

Term B Advance, 5.49%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	180,559	180,107

Term B Advance, 5.58%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	458,735	457,588

			637,695

Food Retail 0.2%

[h,i] Whatabrands LLC (Whataburger), Term Loan B, TBD, 8/02/26	United States	593,139	595,586

Forest Products 3.6%

Appvion Operations, Inc.,

Term Loan, 8.32%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	731,779	728,120

Term Loan, 8.22%, (6-month USD LIBOR + 6.00%), 6/15/26	United States	11,059,276	11,003,980

			11,732,100

General Merchandise Stores 2.1%

[e] 99 Cents Only Stores,

First Lien Term Loan, PIK, 8.83% - 9.022%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	3,380,506	3,048,794

First Lien Term Loan, PIK, 9.151%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	4,105,722	3,702,848

			6,751,642

Health Care Services 3.7%

Air Medical Group Holdings Inc., 2018 New Term Loans, 6.484%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	6,934,400	6,703,256

Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 4.484%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	3,453,614	3,472,291

National Mentor Holdings Inc.,

Initial Term C Loans, 6.49%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	103,204	103,897

Initial Term Loans, 6.49%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	1,657,432	1,668,568

			11,948,012

Hotels, Resorts & Cruise Lines 0.8%

Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loans, 4.016%, (1-month USD LIBOR + 1.75%), 6/17/26	United States	2,500,000	2,511,720

14	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Income Fund (continued)

	Country	Principal Amount*	Value
[f,g] Senior Floating Rate Interests (continued)

Industrial Machinery 6.9%

Navistar Inc., Tranche B Term Loan, 5.83%, (1-month USD LIBOR + 3.50%), 11/06/24.	United States	$13,148,195	$13,176,069

Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.766%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	6,334,266	6,255,088

RBS Global Inc. (Rexnord), Term B Loan, 4.234%, (1-month USD LIBOR + 2.00%), 8/21/24	United States	3,000,000	3,015,936

			22,447,093

Integrated Telecommunication Services 9.4%

Global Tel*Link Corp., First Lien Term Loan, 6.484%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	14,774,313	14,079,920

Securus Technologies Holdings Inc.,

Initial Term Loan, 6.83%, (3-month USD LIBOR + 4.50%), 11/01/24	United States	12,621,682	11,517,285

Second Lien Initial Loan, 10.58%, (3-month USD LIBOR + 8.25%), 11/01/25	United States	1,645,000	1,491,467

[h] Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	3,491,071	3,495,072

			30,583,744

Interactive Media & Services 0.8%

Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.234%, (1-month USD LIBOR + 2.00%), 2/15/24	United States	2,604,224	2,615,214

Internet Services & Infrastructure 1.0%

[h] Carbonite Inc., Initial Term Loan, 6.006%, (3-month USD LIBOR + 3.75%), 3/26/26	United States	230,541	231,021

LegalZoom.com Inc., 2018 Term Loans, 6.734%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	2,912,782	2,926,399

			3,157,420

Investment Banking & Brokerage 0.5%

Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 5.484%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	1,655,733	1,646,075

Leisure Facilities 2.5%

24 Hour Fitness Worldwide Inc., Term Loan, 5.734%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	4,532,465	4,540,964

[h,i] NASCAR Holdings Inc., Term Loan B, TBD, 9/26/26	United States	3,637,515	3,657,219

			8,198,183

Managed Health Care 0.3%

Air Methods Corp., Initial Term Loans, 5.83%, (3-month USD LIBOR + 3.50%), 4/21/24	United States	996,502	848,273

Marine 2.2%

Navios Maritime Midstream Partners LP, Initial Term Loan, 6.89%, (3-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	83,529	82,276

Navios Maritime Partners LP, Initial Term Loan, 7.44%, (3-month USD LIBOR + 5.00%), 9/14/20	United States	7,166,799	7,139,923

			7,222,199

Movies & Entertainment 1.1%

Live Nation Entertainment Inc., Term B-3 Loans, 4.00%, (1-month USD LIBOR + 1.75%), 10/31/23	United States	3,491,071	3,495,435

Annual Report	15

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Income Fund (continued)

	Country	Principal Amount*	Value

[f,g] Senior Floating Rate Interests (continued)

Oil & Gas Exploration & Production 11.2%

Fieldwood Energy LLC, Closing Date Loans, 7.506%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	$39,430,613	$36,473,317

Oil & Gas Storage & Transportation 0.8%

Strike LLC, Term Loan, 10.651%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	2,699,056	2,695,682

Other Diversified Financial Services 0.3%

Asurion LLC, Second Lien Replacement B-2 Term Loans, 8.734%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	1,000,000	1,018,750

Packaged Foods & Meats 3.7%

CSM Bakery Supplies LLC,

Second Lien Term Loan, 10.04%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	1,330,000	1,238,008

Term Loans, 6.29%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	11,433,510	10,928,526

			12,166,534

Personal Products 0.6%

[h,i] Sunshine Luxembourg VII SARL, Term Loan B, TBD, 7/17/26	Luxembourg	2,123,548	2,132,839

Pharmaceuticals 0.9%

Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.50%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	1,798,897	1,635,647

Horizon Pharma Inc., Sixth Amendment Refinanced Term Loans, 4.938%, (1-month USD LIBOR + 2.50%), 5/22/26	United States	1,161,809	1,163,987

			2,799,634

Restaurants 1.1%

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 4.05%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	3,491,162	3,495,508

Semiconductors 1.1%

ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 3.984%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	3,500,000	3,494,897

Specialized Consumer Services 0.4%

NVA Holdings Inc., Term B-3 Loan, 4.984%, (1-month USD LIBOR + 2.75%), 2/02/25	United States	1,112,619	1,112,851

Sabre GLBL Inc., 2018 Other Term B Loans, 4.234%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	66,417	66,666

			1,179,517

Specialty Chemicals 1.1%

Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.08%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	1,603,732	1,598,095

Oxbow Carbon LLC, Second Lien Term Loan, 9.734%, (1-month USD LIBOR + 7.50%), 1/04/24	United States	1,884,098	1,888,808

			3,486,903

Specialty Stores 9.1%

General Nutrition Centers Inc.,

FILO Term Loan (ABL), 9.24%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	3,860,510	3,902,146

Tranche B-2 Term Loans, 10.99%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	19,379,282	18,584,731

Jo-Ann Stores, Inc.,

Initial Loans, 7.261%, (1-month USD LIBOR + 5.00%), 10/23/23	United States	200,858	174,077

Initial Loans, 7.259%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	5,299,793	4,593,156

16	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS

Franklin Floating Rate Income Fund (continued)

	Country	Principal Amount*	Value

[f,g] Senior Floating Rate Interests (continued)

Specialty Stores (continued)

PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.506%, (3-month USD LIBOR + 3.25%), 1/26/23	United States	$2,971,879	$2,318,066

			29,572,176

Total Senior Floating Rate Interests (Cost $295,773,858)			282,444,529

		Units

Escrows and Litigation Trusts (Cost $—) 0.0%

[a,b,c,d] Remington Outdoor Co. Inc., Litigation Units	United States	68,931	—

Total Investments before Short Term Investments (Cost $338,590,158)			293,109,089

		Shares

Short Term Investments (Cost $37,831,757) 11.6%

Money Market Funds 11.6%

[j,k] Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	37,831,757	37,831,757

Total Investments (Cost $376,421,915) 101.8%			330,940,846

Other Assets, less Liabilities (1.8)%			(5,850,034)

Net Assets 100.0%			$325,090,812

See Abbreviations on page 28.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bSee Note 10 regarding holdings of 5% voting securities.

cFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.

dSee Note 9 regarding restricted securities.

eIncome may be received in additional securities and/or cash.

fThe coupon rate shown represents the rate at period end.

gSee Note 1(c) regarding senior floating rate interests.

hA portion or all of the security purchased on a delayed delivery basis. See Note 1(b).

iA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

jSee Note 3(d) regarding investments in affiliated management investment companies.

kThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	17

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

July 31, 2019

Franklin Floating Rate Income Fund

Assets:

Investments in securities:

Cost - Unaffiliated issuers	$305,285,048

Cost - Non-controlled affiliates (Note 3d and 10)	71,136,867

Value - Unaffiliated issuers	$291,553,198

Value - Non-controlled affiliates (Note 3d and 10)	39,387,648

Cash	996,952

Receivables:

Investment securities sold	7,294,757

Interest	2,148,113

Other assets	206

Total assets	341,380,874

Liabilities:

Payables:

Investment securities purchased	13,942,481

Management fees	118,828

Distributions to shareholders	2,145,027

Accrued expenses and other liabilities	83,726

Total liabilities	16,290,062

Net assets, at value	$325,090,812

Net assets consist of:

Paid-in capital	$375,177,248

Total distributable earnings (loss)	(50,086,436)

Net assets, at value	$325,090,812

Shares outstanding	37,766,313

Net asset value per share	$8.61

18	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended July 31, 2019

Franklin Floating Rate Income Fund

Investment income:

Dividends:

Non-controlled affiliates (Note 3d and 10)	$ 587,153

Interest:

Unaffiliated issuers	27,819,877

Total investment income	28,407,030

Expenses:

Management fees (Note 3a)	2,236,741

Custodian fees (Note 4)	3,505

Reports to shareholders	6,090

Registration and filing fees	205

Professional fees	152,036

Trustees’ fees and expenses	16,180

Other	19,982

Total expenses	2,434,739

Expense reductions (Note 4)	(2,469)

Expenses waived/paid by affiliates (Note 3d and 3e)	(367,689)

Net expenses	2,064,581

Net investment income	26,342,449

Realized and unrealized gains (losses):

Net realized gain (loss) from:

Investments:

Unaffiliated issuers	(4,185,843)

Net change in unrealized appreciation (depreciation) on:

Investments:

Unaffiliated issuers	(15,930,629)

Non-controlled affiliates (Note 3d and 10)	(11,088,036)

Net change in unrealized appreciation (depreciation)	(27,018,665)

Net realized and unrealized gain (loss)	(31,204,508)

Net increase (decrease) in net assets resulting from operations	$ (4,862,059)

The accompanying notes are an integral part of these financial statements. | Annual Report	19

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Floating Rate Income Fund

	Year Ended July 31,

	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income	$ 26,342,449	$ 25,454,468

Net realized gain (loss)	(4,185,843)	774,231

Net change in unrealized appreciation (depreciation)	(27,018,665)	(21,733,022)

Net increase (decrease) in net assets resulting from operations	(4,862,059)	4,495,677

Distributions to shareholders (Note 1e)	(26,817,913)	(25,511,112)

Capital share transactions (Note 2)	(6,300,360)	80,397,811

Net increase (decrease) in net assets	(37,980,332)	59,382,376

Net assets:

Beginning of year	363,071,144	303,688,768

End of year (Note 1e)	$325,090,812	$363,071,144

20	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements

Franklin Floating Rate Income Fund

1. Organization and Significant Accounting Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Floating Rate Income Fund (Fund) is included in this report. The shares are issued in private placement and exempt from registration under the Securities Act of 1933.

Effective May 31, 2019, Franklin Middle Tier Floating Rate Fund was renamed Franklin Floating Rate Income Fund.

The following summarizes the Fund’s significant accounting policies.

a.     Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.     Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.     Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of

Annual Report	21

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Income Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c.   Senior Floating Rate Interests (continued)

principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

d.   Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

f.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended July 31, 2018, distributions to shareholders were as follows:

Net investment income	$(25,511,112)

22	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Income Fund (continued)

For the year ended July 31, 2018, undistributed net investment income included in net assets was $69,405.

2. Shares of Beneficial Interest

At July 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended July 31,

	2019		2018

	Shares	Amount	Shares	Amount

Shares sold	—	$—	7,895,026	$77,520,869
Shares issued in reinvestment of distributions	—	—	415,128	3,995,297
Shares redeemed	(666,000)	(6,300,360)	(114,821)	(1,118,355)
Net increase (decrease)	(666,000)	$(6,300,360)	8,195,333	$80,397,811

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Annual Report	23

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Income Fund (continued)

3. Transactions with Affiliates (continued)

c.   Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d.   Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$37,776,194	$97,488,266	$(97,432,703)	$ —	$ —	$37,831,757	37,831,757	$587,153

e.   Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Fund so that the expenses (excluding acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.60% based on the average net assets of the Fund until November 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

f.   Other Affiliated Transactions

At July 31, 2019, the shares of the Fund were owned by the following investment companies:

	Shares	Percentage of Outstanding Shares

Franklin Floating Rate Daily Access Fund	6,837,495	18.1%
Franklin Floating Rate Master Series	3,457,562	9.2%
Franklin Low Duration Total Return Fund	2,389,308	6.3%
Franklin Strategic Income Fund	21,833,687	57.8%	[a]
Franklin Strategic Income VIP Fund	1,358,951	3.6%
Franklin Total Return Fund	1,889,310	5.0%

Total	37,766,313	100.0%

aInvestment activities of this shareholder could have a material impact on the Fund.

24	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Income Fund (continued)

4.   Expense Offset Arrangement

The Fund has entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5.   Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2019, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Long term	$4,182,763

The tax character of distributions paid during the years ended July 31, 2019 and 2018, was as follows:

	2019	2018

Distributions paid from ordinary income	$26,817,913	$25,511,112

At July 31, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$377,107,233

Unrealized appreciation	$1,000,466
Unrealized depreciation	(47,166,853)

Net unrealized appreciation (depreciation)	$(46,166,387)

Distributable earnings:
Undistributed ordinary income	$2,407,742

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of payments-in-kind and bond discounts and premiums.

6.   Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2019, aggregated $100,814,862 and $97,688,405, respectively.

7.   Credit Risk

At July 31, 2019, the Fund had 86.6% of its portfolio invested in high yields, senior secured floating rate loans rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Annual Report	25

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Income Fund (continued)

8. Concentration of Risk

The Fund invests a large percentage of its total assets in securities within similar businesses or sectors. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within the businesses. Investing in these securities expose the Fund to heightened risks due to similar adverse economic and market events and ongoing restructuring discussions.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At July 31, 2019, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Shares/ Units	Issuer	Acquisition Date	Cost	Value
209,637	[a] Appvion Operations Inc.	6/14/18	$2,148,646	$2,396,922
68,931	[b] Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—

	Total Restricted Securities (Value is 0.7% of Net Assets)		$2,148,646	$2,396,922

aThe Fund also invests in unrestricted securities of the issuer, valued at $11,732,100 as of July 31, 2019.

bThe Fund also invests in unrestricted securities of the issuer, valued at $1,555,891 as of July 31, 2019.

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended July 31, 2019, investments in “affiliated companies” were as follows:

Name of Issuer	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares/Units Held at End of Year	Dividend Income

Non-Controlled Affiliates
Remington Outdoor Co. Inc.	$12,643,927	$ —	$ —	$ —	$(11,088,036)	$1,555,891	732,184	$ —
Remington Outdoor Co. Inc., Litigation Units	—	—	—	—	—	—	68,931	—
Total Affiliated Securities (Value is 0.5% of Net Assets)	$12,643,927	$ —	$ —	$ —	$(11,088,036)	$1,555,891		$ —

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

26	Annual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Income Fund (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2019, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of July 31, 2019, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments:[b]
Forest Products	$—	$—	$2,396,922		$2,396,922
All Other Equity Investments	1,555,891	—	—		1,555,891
Corporate Bonds	—	6,711,747	—		6,711,747
Senior Floating Rate Interests	—	282,444,529	—		282,444,529
Escrows and Litigation Trusts	—	—	—	[c]	—
Short Term Investments	37,831,757	—	—		37,831,757

Total Investments in Securities	$39,387,648	$289,156,276	$2,396,922		$330,940,846

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common stocks.

cIncludes securities determined to have no value at July 31, 2019.

Annual Report	27

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Floating Rate Income Fund (continued)

12. Fair Value Measurements (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year. At July 31, 2019, the reconciliation of assets, is as follows:

	Balance at Beginning of Year		Purchases/ (Sales)	Transfer Into Level 3	Transfer Out of Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Year		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Year End

Assets:
Investments in Securities:
Equity Investments:[b]
Diversified Support Services	$12,643,927		$—	$—	$(732,184)	$—	$—	$(11,911,743)	$ —		$ —
Forest Products	2,075,940		—	—	—	—	—	320,982	2,396,922		320,982
Escrows and Litigation Trusts	—	[c]	—	—	—	—	—	—	—	[c]	—

Total Investments in Securities	$14,719,867		$—	$—	$(732,184)	$—	$—	$(11,590,761)	$2,396,922		$320,982

aThe investment was transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.

bIncludes common stocks.

cIncludes securities determined to have no value.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Currency	Selected Portfolio

USD United States Dollar	LIBOR	London InterBank Offered Rate
	PIK	Payment-In-Kind
	TBD	To Be Determined

28	Annual Report

    FRANKLIN FLOATING RATE MASTER TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin Floating Rate Income Fund (the “Fund”) as of July 31, 2019, the related statement of operations for the year ended July 31, 2019, the statement of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 17, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Annual Report	29

FRANKLIN FLOATING RATE MASTER TRUST

Tax Information (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $24,353,906 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended July 31, 2019.

30	Annual Report

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $136,841 for the fiscal year ended July 31, 2019 and $196,319 for the fiscal year ended July 31, 2018.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $20,000 for the fiscal year ended July 31, 2019 and $5,000 for the fiscal year ended July 31, 2018. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions, professional fees in connection with an Indonesia withholding tax refund claim and tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)—(c) of Item 4 were $0 for the fiscal year ended July 31, 2019 and $915 for the fiscal year ended July 31, 2018. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)—(c) of Item 4 were $14,500 for the fiscal year ended July 31, 2019 and $30,500 for the fiscal year ended July 31, 2018. The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, for the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)—(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $34,500 for the fiscal year ended July 31, 2019 and $36,415 for the fiscal year ended July 31, 2018.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer—Finance and Administration
Date	September 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer—Finance and Administration
Date	September 30, 2019

By	S\GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	September 30, 2019